Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of the Computation of Basic Losses Per Share
The following table sets forth the computation of basic losses and earnings per share:

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net (loss) income	$(81,100)	$120,805	$71,396
Basic net income attributable to Restricted sponsor shares	—	4,694	963
Basic net (loss) income attributable to Ordinary shareholders	(81,100)	116,111	70,433

Denominator:
Weighted average number of Ordinary shares used in computing basic net (loss) income per share	190,154,549	182,693,375	144,002,394
Basic net (loss) income per share of Ordinary shareholders	$(0.43)	$0.64	$0.49
Weighted average number of Ordinary shares used in computing diluted net (loss) income per share	190,154,549	195,393,558	161,538,579
Diluted net (loss) income per share of Ordinary shareholders	$(0.43)	$0.59	$0.44